Segments	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segments
18 Segments
ING Group’s segments are based on the internal reporting structure by lines of business.
The Executive Board of ING Group and the Management Board Banking (together the Chief Operating Decision Maker (CODM)) set performance targets, and approve and monitor the budgets prepared by the business lines. Business lines formulate strategic, commercial, and financial plans in line with the strategy and performance targets set by the CODM.
Recognition and measurement of segment results are in accordance with the accounting policies as described in Note 1 'Basis of preparation and material accounting policy information' of the 2024 ING Group Consolidated financial statements. The results for the period for each reportable segment are after intercompany and intersegment eliminations and are those reviewed by the CODM to assess performance of the segments. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment. Interest income per segment is reported as net interest income because management relies primarily on net (rather than gross) interest revenue to assess the performance of the segments.
The following table specifies the segments by line of business and the main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments by line of business	Main source of income
Retail Netherlands	Income from products and services provided to private individuals, business banking clients and private banking clients in the Netherlands. The main products and services offered are daily banking, lending, savings, investments and insurance.
Retail Belgium	Income from products and services provided to private individuals, business banking clients and private banking clients in Belgium and Luxembourg. The main products and services offered are similar to those in the Netherlands.
Retail Germany	Income from products and services provided to private individuals, business banking clients and private banking clients in Germany. The main products and services offered are similar to those in the Netherlands.
Retail Other	Income from products and services provided to private individuals, business banking clients and private banking clients in the other retail countries. The main products and services offered are similar to those in the Netherlands.
Wholesale Banking	Income from wholesale banking activities, of which the main products are lending, payments & cash management, working capital solutions, trade finance, financial markets, corporate finance and treasury.
ING Group monitors and evaluates the performance of ING Group at a consolidated level and by segment. The Executive Board and the Management Board Banking consider this approach relevant for understanding the Group’s financial performance, because it allows investors to understand the primary method used by management to evaluate the Group’s operating performance and make decisions about allocating resources.
In addition, ING Group believes that the presentation of results in accordance with IFRS-EU helps investors compare its segment performance on a meaningful basis by highlighting result before tax attributable to ongoing operations and the profitability of the segment businesses. IFRS-EU result is derived by including the impact of the IFRS-EU ‘IAS 39 carve out’ adjustment.
The IFRS-EU ‘IAS 39 carve-out’ adjustment relates to fair value portfolio hedge accounting strategies for the mortgage and savings portfolios in the Benelux, Germany and Other Challengers that are not eligible under IFRS-IASB. As no hedge accounting is applied to these mortgage and savings portfolios under IFRS-IASB, the fair value changes of the derivatives are not offset by fair value changes of the hedge items (mortgages and savings).
The segment reporting in the interim report on Form 6-K has been prepared in accordance with International Financial Reporting Standards as issued by the EU (IFRS-EU) and reconciled to International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS-IASB) for consistency with the other financial information contained in this report. The difference between the accounting standards is reflected in the Wholesale Banking segment.
Reference is made to Note '1.2 Basis of preparation of the Condensed consolidated interim financial statements’. for a reconciliation between IFRS-EU and IFRS-IASB. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.
ING Group reconciles the total segment results to the overall result using Corporate Line. The Corporate Line includes capital management activities, as ING Group applies a system of capital charging for its banking operations to create a comparable basis for the results of business units globally, irrespective of the business units’ book equity and the currency they operate in. Corporate Line also includes certain other income and expenses not allocated to the banking businesses, such as our investments in Bank of Beijing and TMBThanachart Bank (Asian stakes), as well our stake in Van Lanschot Kempen. Furthermore, results in the Corporate Line have been impacted by the application of hyperinflation accounting in the consolidation of our subsidiary in Türkiye (IAS 29).
Total income for Corporate Line in the first half of 2025 amounted to EUR 265 million compared with EUR 99 million a year earlier. The 2025 figure included higher income from foreign currency ratio hedging (up EUR 83 million year-on-year), a EUR 39 million interim dividend from our stake in the Bank of Beijing and a positive revaluation of the derivative for the forward purchase of a stake in Van Lanschot Kempen. The comparable period in 2024 had included a EUR 53 million receivable related to the prior insolvency of a financial institution in the Netherlands.
Operating expenses for the first half of 2025 amounted to EUR 239 million, up from EUR 199 million in the first half of 2024, which had included a VAT refund.
The information presented in this note is consistent with that provided to the Executive Board of ING Group and the Management Board Banking. This note does not include details on the types of products and services from which each reportable segment derives revenue, as this information is not reported internally and is therefore not readily available.

Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
	1 January to 30 June 2025					1 January to 30 June 2024
in EUR million	Income	Expenses	Taxation	Non-controlling interests	Net result [1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]
Net result IFRS-IASB attributable to equity holder of the parent	12,404	6,846	1,516	127	3,915	12,812	6,439	1,798	118	4,456

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	-1,065		-279		-786	-1,512		-414		-1,099
Net result ING Group IFRS-EU [3]	11,339	6,846	1,237	127	3,130	11,300	6,439	1,385	118	3,358
[1]Net result reflects the net result attributable to shareholders of the parent.
2ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3IFRS-EU figures include the impact of applying the EU 'IAS 39 carve-out'.

ING Group Total
	1 January to 30 June 2025			1 January to 30 June 2024
in EUR million	ING Bank	Other	ING Group	ING Bank	Other	ING Group

Net interest income	7,051	108	7,159	7,508	147	7,655
Net fee and commission income	2,214	2	2,216	1,995	3	1,998
Total investment and other income	1,965		1,965	1,647		1,647
– of which share of result from associates and joint ventures	85		85	19		19
– of which revaluations and trading income	1,839		1,839	1,609	1	1,610
Total income	11,229	111	11,339	11,149	150	11,300

Operating expenses	6,231	3	6,234	5,874	6	5,880
– of which Regulatory expenses	439		439	446		446
Addition to loan loss provisions	612		612	559		559
Total expenses	6,843	3	6,846	6,433	6	6,439

Result before taxation	4,385	108	4,493	4,716	144	4,861
Taxation	1,209	28	1,237	1,347	38	1,385
Non-controlling interests	127		127	118		118
Net result IFRS-EU	3,050	80	3,130	3,251	107	3,358
Adjustment of the EU 'IAS 39 carve out'	786		786	1,099		1,099
Net result IFRS-IASB	3,835	80	3,915	4,350	107	4,456

Segments
	1 January to 30 June 2025							1 January to 30 June 2024
in EUR million	Retail Nether-lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Nether-lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total

Net interest income	1,508	886	1,215	1,929	1,412	209	7,159	1,534	1,052	1,337	1,884	1,737	111	7,655
Net fee and commission income	540	339	287	356	696	-2	2,216	513	306	212	293	676	-3	1,998
Total investment and other income	403	73	-77	164	1,344	57	1,965	376	43	-51	120	1,166	-8	1,647
– of which share of result from associates and joint ventures	-4	75		5	-58	66	85		-2		4	-43	61	19
– of which revaluations and trading income	383	48	-84	148	1,340	3	1,839	355	22	-56	108	1,215	-33	1,610
Total income	2,451	1,298	1,425	2,449	3,452	265	11,339	2,423	1,402	1,498	2,297	3,580	99	11,300

Operating expenses	981	995	680	1,436	1,901	239	6,234	1,023	980	628	1,388	1,662	199	5,880
– of which Regulatory expenses		226	25	136	51	0	439	41	175	40	136	54	0	446
Addition to loan loss provisions	72	76	77	159	227	0	612	-43	65	65	176	295	0	559
Total expenses	1,054	1,072	758	1,595	2,128	240	6,846	980	1,045	693	1,564	1,957	199	6,439

Result before taxation	1,398	226	667	854	1,324	25	4,493	1,443	357	805	733	1,623	-100	4,861
Taxation	369	62	216	202	342	45	1,237	371	109	265	173	406	61	1,385
Non-controlling interests		0	1	106	19	0	127		0	1	96	22		118
Net result IFRS-EU	1,029	164	450	546	962	-21	3,130	1,072	248	540	465	1,194	-161	3,358
Adjustment of the EU 'IAS 39 carve out'					786		786					1,099		1,099
Net result IFRS-IASB	1,029	164	450	546	1,748	-21	3,915	1,072	248	540	465	2,293	-161	4,456